Label	Element	Value
American Century Capital Portfolios Prospectus | SMALL CAP VALUE FUND
Prospectus [Line Items]	rr_ProspectusLineItems
Supplement [Text Block]	ck0000908186_SupplementTextBlock

American Century Capital Portfolios, Inc. Summary Prospectus and Prospectus Supplement Small Cap Value Fund
Supplement dated June 16, 2021 ■ Summary Prospectus and Prospectus dated August 1, 2020

The following is added as the first paragraph of the Purchase and Sale of Fund Shares section of the summary prospectus and prospectus.
As of the close of business on August 16, 2021, the fund will be generally closed to new investors other than those who (i) invest directly with American Century (where American Century is listed as the dealer of record); (ii) invest through certain financial intermediaries selected by American Century; or (iii) otherwise qualify for an exemption under American Century's closed fund policy.

The following is added as the first paragraph of the Additional Policies Affecting Your Investment section on page 18 of the prospectus.
Closed Fund Policies
As of the close of business on August 16, 2021, the fund will be generally closed to new investors other than those who invest (i) directly with American Century (where American Century is listed as the dealer of record); (ii) through certain financial intermediaries selected by American Century; or (iii) who meet any of the following criteria:
a.financial intermediaries, who trade using omnibus by fund accounts and have received prior approval from the fund, may permit additional investments in the following product types: broker-dealer sponsored fee-based wrap discretionary asset allocation model portfolio products, bank/wealth management discretionary model portfolio products, employer-sponsored retirement plan non-open architecture products, and insurance contracts, provided the fund had been established (or was in the process of being established) as an investment option in the plan or product prior to the fund’s closing.
b.participants in employer-sponsored retirement plans. In addition, participants in employer-sponsored retirement plans who hold a position in the fund will be permitted to open an IRA Rollover account
c.certain funds of funds and 529 college savings plans advised by American Century Investments.
d.members of the fund’s portfolio management team.
Shareholders who have open accounts may make additional investments and reinvest dividends and capital gains as long as they own shares of the fund.
Financial intermediaries may not allow new investors in the fund or add new investors to existing omnibus accounts, other than as specifically provided above. If you are a current fund shareholder and close an existing fund account, you will not be able to make additional investments in the fund unless you meet one of the specified criteria.
Investors may be required to demonstrate eligibility to purchase shares of the fund before an investment is accepted. The fund reserves the right, when in the judgment of American Century Investments it is not adverse to the fund’s interest, to permit all or only certain types of investors to open new accounts in the fund, to impose further restrictions, or to close the fund to any additional investments, all without notice.

©2021 American Century Proprietary Holdings, Inc. All rights reserved. CL-SPL-97288 2106